Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Restructuring charges	$ 2,651	$ 3,223	$ 0
Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges	2,651	3,223	0
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	74,700
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 10,900	$ 10,100	$ 8,700